Derivative financial instruments for hedging purposes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	$ 5,699	$ 1,097	$ 1,391
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	5,427	(960)	1,172
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	217	987	460
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	3,740	2,270	1,690
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	2,481	1,958	1,171
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	0	0	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3,679	(2,966)	478
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Income [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	1,742	(2,160)	(759)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(124)	(477)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(564)	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(169)	172
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Net Investment Hedging [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	109	289
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Net Investment Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	109	289
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 0	$ 0